Fair Value Measurement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of long-term investments	¥ 486,500	$ 66,644	¥ 278,891	¥ 465,645
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of long-term investments	¥ 486,500		¥ 278,900